Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Plan Termination [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intent to do so, ST, Inc. has the right under the Plan to discontinue contributions and may elect to terminate the Plan at any time, subject to the provisions of the Plan document and ERISA. In the event of termination, partial termination, or discontinuance of the Plan, the Plan is required to pay any outstanding employer contributions due under the Plan and each participant shall be 100% vested in the Plan.